Other liabilities and provisions - Roll forward of other provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other liabilities and provisions
Balance at the beginning	$ 48	$ 25
Provided	19	47
Released	(10)	(15)
Paid	(23)	(10)
Exchange	(1)	1
Balance at the end	$ 33	$ 48